Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ASU 2016-18
Supplemental disclosure of items removed from investing activities:
Change in restricted cash	¥ 229.6	¥ 125.0